OPERATING REVENUES - Contract Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Capitalized Contract Cost [Line Items]
Contract assets	$ 99,050	$ 107,923
Voyages in progress
Capitalized Contract Cost [Line Items]
Contract assets	45,734	38,145
Trade accounts receivable
Capitalized Contract Cost [Line Items]
Contract assets	42,212	60,568
Related party receivables
Capitalized Contract Cost [Line Items]
Contract assets	6,881	5,397
Other current assets
Capitalized Contract Cost [Line Items]
Contract assets	$ 4,223	$ 3,813